Accounts payable (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Payable Tables
Schedule of accounts payable

Accounts payable as of December 31, 2017 and 2016 are as follows:

	December 31, 2017	December 31, 2016

Trade accounts payable	$168,795	$319,858
Non–income taxes collected in advance	261,783	104,165
Payroll taxes (1)	58,235	53,210
Other payables (2)	38,151	15,873

Current	$526,964	$493,106

Trade accounts payable	$2,970	$8
Payroll taxes (1)	2,114	2,726

Non–current	$5,084	$2,734

(1)	Represent payroll taxes and contributions based on salaries and compensation paid to employees of the Company in the various jurisdictions in which it operates.
(2)	Other accounts payable include mainly provisions for travel expenses, provisions for fees and accrued interest.